Deutsche Investment Management (Americas) Inc.
                                  Two International Place
                                  Boston, MA  02110

                                  May 6, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


         RE:      Scudder Variable Series I (the "Trust"), (Reg. No. 2-96461,
                  811-4257)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Trust, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 30, 2002.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at (617) 295-2592.

                                                    Very truly yours,



                                             By:    /s/John Millette
                                                    ----------------------------
                                                    John Millette
                                                    Secretary
                                                    Scudder Variable Series I